Capital Structure and Financial Risk and Related Items	12 Months Ended
Dec. 31, 2021
Capital Structure and Financial Risk and Related Items
Capital Structure and Financial Risk and Related Items

Section 5—Capital Structure and Financial Risk and Related Items

5.1	Equity and Capital Management

Share capital

The following table summarizes the Company's ordinary share activity for each of the years ended December 31, 2021, 2020 and 2019:

Ordinary
shares (a)
No. ‘000
January 1, 2019 and December 31, 2019 (b)	95,074
Exercise of deferred shares and warrants for cash	1,414
December 31, 2020	96,488
Exercise of warrants for cash	1,777
December 31, 2021 (c)	98,265
(a)	See Notes 1.3, 1.4 and 3.5.
(b)	There were no changes in the outstanding ordinary shares during the year ended December 31, 2019.
(c)	See Notes 3.3 and 6.3 regarding equity awards exercised subsequent to December 31, 2021.

Holders of ADSs are not entitled to vote while holders of ordinary shares are entitled to one vote per share.

The nominal value of an ordinary share of the Company is 0.01 DKK.

During the year ended December 31, 2021, a total of 1.8 million equity awards were exercised yielding proceeds to the Company of $3,000. See Note 3.3.

During the year ended December 31, 2020, a total of 1.4 million equity awards were exercised yielding proceeds to the Company of $2,000. See Note 3.3.

Except for the Capital Reduction, the Company has never distributed funds to shareholders in any form, including dividends, and currently there are no plans to distribute funds to shareholders in the future.

Capital Management

For the purpose of the Group’s capital management, capital includes issued capital, share premium and all other equity reserves attributable to the equity holders of the Company. The primary objective of the Group’s capital management is to maximize shareholder value. The board of directors’ policy is to maintain an adequate capital base so as to maintain investor, creditor and market confidence that the Group will continue as a going concern. Cash, cash equivalents and financial assets are monitored on a regular basis by management and the board of directors in assessing current and long-term capital needs of the Group. As of December 31, 2021, the Group held cash and cash equivalents totaling $70.8 million that will be sufficient to provide adequate funding to allow the Group to meet its planned operating activities in the normal course of business beyond the year ending December 31, 2022. Unforeseen events could negatively affect the Group’s ability to fund planned operations in the future (see Notes 1.5 and 3.4).

The Group currently has no significant planned capital expenditures nor are there plans to make cash distributions to shareholders.

5.2	Financial risk factors

The Group’s activities expose it to a number of financial risks whereby future events, which can be outside the control of management, could have a material effect on the Group’s financial position and operating results. The known risks include foreign currency and credit risk and there could be other risks currently unknown to management. The Group historically has not hedged its financial risks and has no plans to do so in the future.

Foreign Currency

The Group maintains operations in Denmark, Germany and the United States that use the DKK, the EUR and the USD as their functional currencies, respectively. The Group conducts cross border transactions where the functional currency is not always used. The Company and Operations, whose functional currency is the DKK, hold significant cash deposits denominated in EUR and USD. Accordingly, future changes in the exchange rates of the DKK, the EUR and/or the USD will expose the Group to currency gains or losses that will impact the reported amounts of assets, liabilities, income and expenses and the impact could be material. For each of the years ended December 31, 2021, 2020 and 2019, the impact on the Group’s statement of profit or loss of possible changes in the USD and EUR exchange rates against the Group’s functional currencies, USD, DKK and EUR, would be as follows.

Possible
Currency	change	2021	2020	2019
		USD ‘000	USD ‘000	USD ‘000
USD	+/-10%	+2,616/-2,616	+2,747/-2,747	+2,853/-2,853
EUR	+/-2%	+885/-885	+897/-897	+934/-934

Credit Risk

The Group’s management manages credit risk on a group basis. The Group’s credit risk is associated with cash and cash equivalents held in banks. The Group’s investment policy is to collect contractual cash flows and preserve capital by either maintaining cash deposits in highly rated banks or investing in a diversified group of highly rated debt instruments. The Group does not trade financial assets for speculative purposes.

As of December 31, 2021, the cash and cash equivalents of the Group are held primarily at two banks that currently each have a Moody’s long-term debt rating of Aa3.

5.3          Other finance (expense) income

Other finance (expense) income primarily includes interest income on USD cash holdings offset by bank charges (negative interest) related to DKK and EUR cash holdings.

5.4	Financial assets and liabilities

The Group’s financial assets and liabilities include other receivables and trade payables, respectively. Such amounts are carried at amortized costs using the effective interest rate method. The carrying value of other receivables and trade payables is deemed to be their fair value based on payment terms that generally do not exceed 30 days.